Prepayments and Other Current Assets (Tables)	12 Months Ended
Dec. 31, 2016
Prepayments and Other Current Assets [Abstract]
Prepayments and Other Current Assets
	As of December 31,
	2015	2016	2016
	RMB	RMB	US$
Prepaid rental and deposits	3,666	5,176	745
Prepayments to suppliers and other business related expenses	47,465	51,767	7,456
Receivables related to exercise of employee options	5,002	5,126	738
Others	2,441	2,000	289
Total	58,574	64,069	9,228